Schedule of third party and related party expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Total	€ 1,454,736	€ 2,040,390
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	190,724	416,796
Materials and Supplies [Member]
Related Party Transaction [Line Items]
Total	890,580	911,246
Compensation [Member]
Related Party Transaction [Line Items]
Total	353,398	679,066
Travel and Entertainment [Member]
Related Party Transaction [Line Items]
Total	14,935	17,589
Other [Member]
Related Party Transaction [Line Items]
Total	5,098	15,693
Third Parties [Member]
Related Party Transaction [Line Items]
Total	1,368,836	1,407,865
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	113,224	113,498
Third Parties [Member] | Materials and Supplies [Member]
Related Party Transaction [Line Items]
Total	890,580	911,246
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	344,999	349,839
Third Parties [Member] | Travel and Entertainment [Member]
Related Party Transaction [Line Items]
Total	14,935	17,589
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	5,098	15,693
Related Parties [Member]
Related Party Transaction [Line Items]
Total	85,899	632,525
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	77,500	303,298
Related Parties [Member] | Materials and Supplies [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	8,399	329,227
Related Parties [Member] | Travel and Entertainment [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total